Taxation (Tables)	12 Months Ended
Jun. 30, 2025
Taxation [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The balances of deferred tax assets and liabilities are as follows:

	06/30/2025	06/30/2024
Deferred tax assets
Tax Loss-Carry Forward	-	26,988,067
Others financial assets	-	813,780
Others	-	2,516,719
Royalties	-	764,888
Trade receivables	-	532,106
Allowances	-	942,587
Government grants	-	15,090
Total deferred tax assets	-	32,573,237

Deferred tax liabilities
Intangible assets	(15,767,275)	(28,444,095)
Property, plant and equipment depreciation	-	(14,608,912)
Inventories	-	(8,041,220)
Others financial assets	-	(464,404)
Right-of-use leased asset	-	(190,088)
Inflation tax adjustment	-	(302,456)
Others	-	(546,277)
Total deferred tax liabilities	(15,767,275)	(52,597,452)

Net deferred tax	(15,767,275)	(20,024,215)

Schedule of Roll Forward of Deferred Tax Assets and Liabilities

The roll forward of deferred tax assets and liabilities as of June 30, 2025 and 2024 are as follows:

	Balance 06/30/2024	Business combination / (loss) of control	Income tax provision	Conversion difference	Balance 06/30/2025
Deferred tax assets
Tax Loss-Carry Forward	26,988,067	(21,525,926)	(5,579,828)	117,687	-
Others financial assets	813,780	(475,554)	(342,341)	4,115	-
Trade receivables	532,106	(1,353,889)	822,145	(362)	-
Royalties	764,888	(744,388)	(18,311)	(2,189)	-
Allowances	942,587	(1,053,605)	98,032	12,986	-
Government grants	15,090	-	(15,596)	506	-
Others	2,516,719	227,950	(2,744,669)	-	-
Total deferred tax assets	32,573,237	(24,925,412)	(7,780,568)	132,743	-

Deferred tax liabilities
Intangible assets	(28,444,095)	12,428,299	214,190	34,331	(15,767,275)
Property, plant and equipment depreciation	(14,608,912)	15,315,097	(703,102)	(3,083)	-
Inventories	(8,041,220)	6,611,790	1,429,430	-	-
Biological assets	-	640,035	(640,035)	-	-
Others financial assets	(464,404)	28,040	436,364	-	-
Right-of-use leased asset	(190,088)	180,967	10,505	(1,384)	-
Inflation tax adjustment	(302,456)	26,801	218,362	57,293	-
Others	(546,277)	541,800	178,733	(174,256)	-
Total deferred tax liabilities	(52,597,452)	35,772,829	1,144,447	(87,099)	(15,767,275)

Net deferred tax	(20,024,215)	10,847,417	(6,636,121)	45,644	(15,767,275)
Deferred tax assets	Balance 06/30/2023	Business combination / (loss) of control	Income tax provision	Conversion difference	Charge to OCI	Balance 06/30/2024
Tax Loss-Carry Forward	21,215,789	(62,585)	7,752,424	(694,718)	(1,222,843)	26,988,067
Others financial assets	1,336,260	(2,299)	(423,116)	(97,065)	-	813,780
Trade receivables	447,449	-	214,734	(130,077)	-	532,106
Royalties	723,082	-	48,310	(6,504)	-	764,888
Allowances	1,213,899	-	(221,106)	(50,206)	-	942,587
Government grants	93,996	(39,261)	(42,199)	2,554	-	15,090
Others	3,402,846	765,384	(1,651,511)	-	-	2,516,719
Total deferred tax assets	28,433,321	661,239	5,677,536	(976,016)	(1,222,843)	32,573,237

Deferred tax liabilities
Intangible assets	(29,117,986)	(301,659)	867,636	107,914	-	(28,444,095)
Property, plant and equipment depreciation	(13,678,341)	(174,228)	(773,812)	17,469	-	(14,608,912)
Inventories	(6,461,576)	(939,250)	(640,394)	-	-	(8,041,220)
Others financial assets	(2,154,504)	-	1,690,100	-	-	(464,404)
Right-of-use leased asset	(120,442)	(115,495)	30,998	14,851	-	(190,088)
Inflation tax adjustment	(1,131,895)	10,732	827,211	(8,504)	-	(302,456)
Others	(607,722)	-	111,773	(50,328)	-	(546,277)
Total deferred tax liabilities	(53,272,466)	(1,519,900)	2,113,512	81,402	-	(52,597,452)

Net deferred tax	(24,839,145)	(858,661)	7,791,048	(894,614)	(1,222,843)	(20,024,215)

Schedule of Weighted Average Tax Rate

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

	06/30/2025	06/30/2024	06/30/2023
(Loss) / earnings before income tax-rate	(170,003,479)	(27,958,152)	50,794,242
Income tax expense by applying tax rate in force in the respective countries	45,342,071	7,224,973	(7,628,367)
Share of profit or loss of subsidiaries, joint ventures and associates	(8,232,869)	(5,141,460)	12,645,224
Puttable instruments charge	-	-	(3,645)
Stock options charge	(167,601)	(1,366,999)	(586,774)
Derecognition of deferred tax assets (i)	(40,565,962)	(94,189)	428,530
Mutual funds adjustments	18,471	27,560	-
Non-deductible expenses	(4,027,734)	(1,469,872)	(373,655)
Result of inflation effect on monetary items and other finance results	335,680	(5,113,890)	(7,872,801)
Tax inflation adjustment	1,633,659	4,278,344	5,916,143
Rate change adjustment	-	118,060	(192,127)
Others	(971,836)	434,321	(4,162)
Income tax expenses	(6,636,121)	(1,103,152)	2,328,366

(i)	Mainly represent derecognition of deferred tax assets from Bioceres S.A. because it initiated the voluntary bankruptcy proceeding (Note 21).

Schedule of Principal Statutory Taxes Rates and Current Tax	Mainly represent derecognition of deferred tax assets from Bioceres S.A. because it initiated the voluntary bankruptcy proceeding (Note 21).
	06/30/2025	06/30/2024	06/30/2023
Current tax expense	-	(8,894,200)	(1,311,506)
Deferred tax	(6,636,121)	7,791,048	3,639,872
	(6,636,121)	(1,103,152)	2,328,366

Schedule of Income Tax Expense Calculated by Applying Tax Rate in Force

The income tax expense was calculated by applying the tax rate in force in the respective countries, as follows:

Tax jurisdiction	Earnings before income tax-rate	Weight average applicable tax rate	Income tax as of June 30, 2025
Low or null taxation jurisdictions	(7,247,084)	0.0%	-
Loss-making entities	(162,756,395)	27.9%	45,342,071
	(170,003,479)		45,342,071

Tax jurisdiction	Earnings before income tax-rate	Weight average applicable tax rate	Income tax as of June 30, 2024
Low or null taxation jurisdictions	13,131,953	0.0%	-
Profit-making entities	32,251,706	32.2%	(10,370,389)
Loss-making entities	(73,341,811)	24.0%	17,595,362
	(27,958,152)		7,224,973

Tax jurisdiction	Earnings before income tax-rate	Weight average applicable tax rate	Income tax as of June 30, 2023
Low or null taxation jurisdictions	30,921,548	0.0%	-
Profit-making entities	73,999,737	21.5%	(15,899,829)
Loss-making entities	(54,127,043)	15.3%	8,271,462
	50,794,242		(7,628,367)